Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and the Company’s financial performance for the fiscal years listed below. You should refer to our Compensation Discussion and Analysis (“CD&A”) for a complete description of how executive compensation relates to Company performance and how the Compensation Committee makes its decisions.
The following table discloses information on “compensation actually paid” (CAP) to our principal executive officers (PEOs) and to our other NEOs on an average basis (non-PEO NEOs) during the specified years alongside total shareholder return (TSR) and net income metrics, as well as a Company-selected measure of Adjusted EBITDA, which is a non-GAAP measure. See Annex A of this Proxy Statement for a reconciliation of non-GAAP financial measures to our results as reported under GAAP.
The Company believes that Adjusted EBITDA is the most important financial metric in linking actual incentives earned by our NEOs for the past four years to Company performance. The majority (60%) of target annual cash incentive award opportunities for our NEOs are tied to Adjusted EBITDA goals. The PSAs granted to the NEOs in 2023 provided for the issuance of shares based on the level of attainment of cumulative Adjusted EBITDA over a three-year performance period (weighted 75%) and cumulative Adjusted EPS over the three-year performance period (a non-GAAP financial measure) (weighted 25%).
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the Dow Jones US Business Training & Employment Agencies Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.
The following non-PEO NEOs are included in the average figures shown in columns (d) and (e) in the table below:
2022 and 2023: William J. Burns, Susan E. Ball, Daniel J. White, and Marc Krug
2021: John A. Martins, William J. Burns, Susan E. Ball, and Buffy S. White
2020: William J. Burns, Susan E. Ball, Stephen A. Saville, and Buffy S. White
						Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO – Clark ($)(b)	Summary Compensation Table Total for PEO – Martins ($)(b)	Compensation Actually Paid to PEO – Clark ($)(c)	Compensation Actually Paid to PEO – Martins ($)(c)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(d)	Average Compensation Actually Paid to Non-PEO NEOs ($)(e)	Total Share holder Return ($)(f))	Peer Group Total Shareholder Return ($)(g)	Net Income ($)(h)	Company Selected Measure Adjusted EBITDA ($)(i)
2023(1)	N/A	3,511,756	N/A	1,516,035	1,133,823	335,914	196.70	95.97	72,630,799	144,420,693
2022(2)	483,840	3,285,738	(1,659,783)	4,131,136	1,585,715	1,636,920	230.84	97.12	188,460,809	301,716,323
2021(3)	4,446,758	N/A	17,863,020	N/A	1,446,211	3,577,462	240.83	142.34	132,002,036	162,053,021
2020(4)	4,126,562	N/A	3,401,723	N/A	1,311,344	1,138,485	77.06	105.21	(12,961,764)	36,321,949
The methodology for calculating amounts presented in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the below footnotes to the table.
Note (1) - 2023 Adjustments	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,406,275)	(541,271)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,525,483	343,145
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,043,746)	(447,151)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(71,183)	(152,632)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(1,995,721)	(797,909)
Summary Compensation Table Total	3,511,756	—
Average Summary Compensation Table Total	—	1,133,823
Compensation Actually Paid	1,516,035	—
Average Compensation Actually Paid	—	335,914
Note (2) - 2022 Adjustments	PEO - Clark ($)	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(125,009)	(1,450,026)	(526,282)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	191,331	2,355,724	865,732
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(433,563)	(26,220)	(59,505)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,776,382)	(34,080)	(228,740)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total Adjustments	(2,143,623)	845,398	51,205
Summary Compensation Table Total	483,840	3,285,738	—
Average Summary Compensation Table Total	—	—	1,585,715
Compensation Actually Paid	(1,659,783)	4,131,136	—
Average Compensation Actually Paid	—	—	1,636,920
Note (3) - 2021 Adjustments	PEO - Clark ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(432,826)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,395,467	1,029,328
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,726,542	1,434,406
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	563,011	100,343
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	13,416,262	2,131,251
Summary Compensation Table Total	4,446,758	—
Average Summary Compensation Table Total	—	1,446,211
Compensation Actually Paid	17,863,020	—
Average Compensation Actually Paid	—	3,577,462
Note (4) - 2020 Adjustments	PEO - Clark ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(430,320)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,558,209	485,221
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(620,484)	(119,689)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(393,806)	(108,071)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(724,839)	(172,859)
Summary Compensation Table Total	4,126,562	—
Average Summary Compensation Table Total	—	1,311,344
Compensation Actually Paid	3,401,723	—
Average Compensation Actually Paid	—	1,138,485

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
The following non-PEO NEOs are included in the average figures shown in columns (d) and (e) in the table below:
2022 and 2023: William J. Burns, Susan E. Ball, Daniel J. White, and Marc Krug
2021: John A. Martins, William J. Burns, Susan E. Ball, and Buffy S. White
2020: William J. Burns, Susan E. Ball, Stephen A. Saville, and Buffy S. White

Peer Group Issuers, Footnote
Pursuant to SEC rules, the TSR figures assume an initial investment of $100 on December 31, 2019. As permitted by SEC rules, the peer group referenced for purposes of the TSR comparison is the group of companies included in the Dow Jones US Business Training & Employment Agencies Index, which is the industry peer group used for purposes of Item 201(e) of Regulation S-K.

Adjustment To PEO Compensation, Footnote
The methodology for calculating amounts presented in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the below footnotes to the table.
Note (1) - 2023 Adjustments	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,406,275)	(541,271)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,525,483	343,145
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,043,746)	(447,151)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(71,183)	(152,632)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(1,995,721)	(797,909)
Summary Compensation Table Total	3,511,756	—
Average Summary Compensation Table Total	—	1,133,823
Compensation Actually Paid	1,516,035	—
Average Compensation Actually Paid	—	335,914
Note (2) - 2022 Adjustments	PEO - Clark ($)	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(125,009)	(1,450,026)	(526,282)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	191,331	2,355,724	865,732
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(433,563)	(26,220)	(59,505)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,776,382)	(34,080)	(228,740)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total Adjustments	(2,143,623)	845,398	51,205
Summary Compensation Table Total	483,840	3,285,738	—
Average Summary Compensation Table Total	—	—	1,585,715
Compensation Actually Paid	(1,659,783)	4,131,136	—
Average Compensation Actually Paid	—	—	1,636,920
Note (3) - 2021 Adjustments	PEO - Clark ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(432,826)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,395,467	1,029,328
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,726,542	1,434,406
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	563,011	100,343
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	13,416,262	2,131,251
Summary Compensation Table Total	4,446,758	—
Average Summary Compensation Table Total	—	1,446,211
Compensation Actually Paid	17,863,020	—
Average Compensation Actually Paid	—	3,577,462
Note (4) - 2020 Adjustments	PEO - Clark ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(430,320)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,558,209	485,221
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(620,484)	(119,689)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(393,806)	(108,071)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(724,839)	(172,859)
Summary Compensation Table Total	4,126,562	—
Average Summary Compensation Table Total	—	1,311,344
Compensation Actually Paid	3,401,723	—
Average Compensation Actually Paid	—	1,138,485

Non-PEO NEO Average Total Compensation Amount			$ 1,133,823	$ 1,585,715	$ 1,446,211	$ 1,311,344
Non-PEO NEO Average Compensation Actually Paid Amount			$ 335,914	1,636,920	3,577,462	1,138,485
Adjustment to Non-PEO NEO Compensation Footnote
The methodology for calculating amounts presented in the columns “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” including details regarding the amounts that were deducted from, and added to, the Summary Compensation Table totals to arrive at the values presented for CAP, are provided in the below footnotes to the table.
Note (1) - 2023 Adjustments	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,406,275)	(541,271)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,525,483	343,145
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,043,746)	(447,151)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(71,183)	(152,632)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(1,995,721)	(797,909)
Summary Compensation Table Total	3,511,756	—
Average Summary Compensation Table Total	—	1,133,823
Compensation Actually Paid	1,516,035	—
Average Compensation Actually Paid	—	335,914
Note (2) - 2022 Adjustments	PEO - Clark ($)	PEO - Martins ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(125,009)	(1,450,026)	(526,282)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	191,331	2,355,724	865,732
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(433,563)	(26,220)	(59,505)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(1,776,382)	(34,080)	(228,740)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—	—
Total Adjustments	(2,143,623)	845,398	51,205
Summary Compensation Table Total	483,840	3,285,738	—
Average Summary Compensation Table Total	—	—	1,585,715
Compensation Actually Paid	(1,659,783)	4,131,136	—
Average Compensation Actually Paid	—	—	1,636,920
Note (3) - 2021 Adjustments	PEO - Clark ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(432,826)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	5,395,467	1,029,328
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	9,726,542	1,434,406
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	563,011	100,343
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	13,416,262	2,131,251
Summary Compensation Table Total	4,446,758	—
Average Summary Compensation Table Total	—	1,446,211
Compensation Actually Paid	17,863,020	—
Average Compensation Actually Paid	—	3,577,462
Note (4) - 2020 Adjustments	PEO - Clark ($)	Average non-PEO NEOs ($)
Deductions for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(2,268,758)	(430,320)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,558,209	485,221
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(620,484)	(119,689)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(393,806)	(108,071)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
Total Adjustments	(724,839)	(172,859)
Summary Compensation Table Total	4,126,562	—
Average Summary Compensation Table Total	—	1,311,344
Compensation Actually Paid	3,401,723	—
Average Compensation Actually Paid	—	1,138,485

Compensation Actually Paid vs. Total Shareholder Return
Relationship between “Compensation Actually Paid” and Performance Measures
The charts below show, for the past four years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the PEO and non-PEO CAP and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EBITDA.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid under those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant increase to 2021 CAP). For a discussion of how our Compensation Committee assessed our performance and our NEOs’ pay each year, see “Compensation Discussion and Analysis” in this Proxy Statement and in the proxy statements for 2020 through 2022.

In Fiscal 2022, the PEO compensation included two PEOs, Mr. Clark, who retired on March 31, 2022, and Mr. Martins, who was appointed as PEO on March 31, 2022. Mr. Clark transitioned to the role of Chairman of the Board. As a result, his compensation includes the grant he was awarded on June 1, 2022 as a member of the Board.

Compensation Actually Paid vs. Net Income
Relationship between “Compensation Actually Paid” and Performance Measures
The charts below show, for the past four years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the PEO and non-PEO CAP and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EBITDA.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid under those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant increase to 2021 CAP). For a discussion of how our Compensation Committee assessed our performance and our NEOs’ pay each year, see “Compensation Discussion and Analysis” in this Proxy Statement and in the proxy statements for 2020 through 2022.

Compensation Actually Paid vs. Company Selected Measure
Relationship between “Compensation Actually Paid” and Performance Measures
The charts below show, for the past four years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the PEO and non-PEO CAP and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EBITDA.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid under those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant increase to 2021 CAP). For a discussion of how our Compensation Committee assessed our performance and our NEOs’ pay each year, see “Compensation Discussion and Analysis” in this Proxy Statement and in the proxy statements for 2020 through 2022.

Compensation of the PEO and non-PEO NEOs includes long-term incentive awards, of which a certain percentage, ranging from 33% in Fiscal 2020 to 50% in Fiscal 2023, are tied to the future performance of the Company, including Adjusted EBITDA.

Total Shareholder Return Vs Peer Group
Relationship between “Compensation Actually Paid” and Performance Measures
The charts below show, for the past four years, the relationship of the Company’s TSR relative to its peers as well as the relationship between the PEO and non-PEO CAP and (i) the Company’s TSR; (ii) the Company’s net income; and (iii) the Company’s Adjusted EBITDA.
CAP, as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown in the table based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers but does not reflect actual amounts paid under those awards. CAP generally fluctuates due to stock price achievement and varying levels of projected and actual achievement of performance goals (as reflected in the significant increase to 2021 CAP). For a discussion of how our Compensation Committee assessed our performance and our NEOs’ pay each year, see “Compensation Discussion and Analysis” in this Proxy Statement and in the proxy statements for 2020 through 2022.

Total Shareholder return in the above chart, in the case of both the Company and the Dow Jones US Business Training & Employment Agencies Index as noted in the Pay versus Performance table, reflects the cumulative return of $100 as if invested on December 31, 2019.

Tabular List, Table
As required, below are the most important measures used by the Company to link compensation actually paid to all our NEOs, including the PEO, to Company performance for Fiscal 2023. For further information regarding these performance metrics and their function in our executive compensation program, please see “Compensation Discussion and Analysis” beginning on page 39.
2023 Most Important Measures (Unranked)
Revenue
Adjusted EBITDA
Adjusted EPS

Total Shareholder Return Amount			$ 196.7	230.84	240.83	77.06
Peer Group Total Shareholder Return Amount			95.97	97.12	142.34	105.21
Net Income (Loss)			$ 72,630,799	$ 188,460,809	$ 132,002,036	$ (12,961,764)
Company Selected Measure Amount			144,420,693	301,716,323	162,053,021	36,321,949
PEO Name	Clark	Martins	Martins		Clark	Clark
Measure:: 1
Pay vs Performance Disclosure
Name			Revenue
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
The following table discloses information on “compensation actually paid” (CAP) to our principal executive officers (PEOs) and to our other NEOs on an average basis (non-PEO NEOs) during the specified years alongside total shareholder return (TSR) and net income metrics, as well as a Company-selected measure of Adjusted EBITDA, which is a non-GAAP measure. See Annex A of this Proxy Statement for a reconciliation of non-GAAP financial measures to our results as reported under GAAP.
The Company believes that Adjusted EBITDA is the most important financial metric in linking actual incentives earned by our NEOs for the past four years to Company performance. The majority (60%) of target annual cash incentive award opportunities for our NEOs are tied to Adjusted EBITDA goals. The PSAs granted to the NEOs in 2023 provided for the issuance of shares based on the level of attainment of cumulative Adjusted EBITDA over a three-year performance period (weighted 75%) and cumulative Adjusted EPS over the three-year performance period (a non-GAAP financial measure) (weighted 25%).

Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted EPS
Martins [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,511,756	$ 3,285,738
PEO Actually Paid Compensation Amount			1,516,035	4,131,136
Clark [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				483,840	$ 4,446,758	$ 4,126,562
PEO Actually Paid Compensation Amount				(1,659,783)	17,863,020	3,401,723
PEO | Martins [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,995,721)	845,398
PEO | Martins [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,406,275)	(1,450,026)
PEO | Martins [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,525,483	2,355,724
PEO | Martins [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Martins [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,043,746)	(26,220)
PEO | Martins [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(71,183)	(34,080)
PEO | Martins [Member] | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Martins [Member] | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Martins [Member] | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Martins [Member] | Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Martins [Member] | Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0
PEO | Clark [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,143,623)	13,416,262	(724,839)
PEO | Clark [Member] | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(125,009)	(2,268,758)	(2,268,758)
PEO | Clark [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				191,331	5,395,467	2,558,209
PEO | Clark [Member] | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Clark [Member] | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(433,563)	9,726,542	(620,484)
PEO | Clark [Member] | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,776,382)	563,011	(393,806)
PEO | Clark [Member] | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Clark [Member] | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Clark [Member] | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Clark [Member] | Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO | Clark [Member] | Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(797,909)	51,205	2,131,251	(172,859)
Non-PEO NEO | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(541,271)	(526,282)	(432,826)	(430,320)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			343,145	865,732	1,029,328	485,221
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(447,151)	(59,505)	1,434,406	(119,689)
Non-PEO NEO | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(152,632)	(228,740)	100,343	(108,071)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0